Employee benefit expenses (Details 6) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in defined benefit obligation
Defined benefit obligation at the beginning of the year	$ 283,944	$ 334,928	$ 331,041
Interest cost	21,522	26,445	24,941
Current service cost	41,664	48,884	77,912
Benefits paid	(7,910)	(56,547)	(10,615)
Actuarial (gain) / loss	(79,955)	(74,931)	(69,682)	$ (41,547)	$ (6,290)
Translation adjustment	(459)	5,165	(18,669)
Defined benefit obligation at the end of the year	$ 258,806	$ 283,944	$ 334,928	$ 331,041